Investment Instruments - Detail of Investment Instruments Measured at FVOCI (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	$ 3,660,450	$ 3,970,899
Financial instruments at amortized cost	187,455	111,542
Total	3,847,905	4,082,441
Debt And Equity Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,660,450	3,970,899
Financial instruments at amortized cost	187,455	111,542
Total	3,847,905	4,082,441
Debt Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,650,044	3,960,104
Financial instruments at amortized cost	187,455	111,542
Total	3,837,499	4,071,646
Equity Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	10,406	10,795
Total	$ 10,406	$ 10,795